Other Liabilities, Provisions and Commitments	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Other Liabilities, Provisions and Commitments	Other Liabilities, Provisions and Commitments
24.1 Other current liabilities

	2025	2024
Short-term employee benefits	Ps. 7,662	Ps. 7,493
Accrued expenses	4,684	7,117
Other	269	1,470
Total	Ps. 12,615	Ps. 16,080
24.2 Other current financial liabilities

	2025	2024
Sundry creditors	Ps. 710	Ps. 1,196
Derivative financial instruments (See Note 19)	1,252	320
Dividends payable	124	196
Total	Ps. 2,086	Ps. 1,712
24.3 Other non-current liabilities

	2025	2024
Taxes payable	Ps. 38	Ps. 38
Debt with former shareholders	1,632	1,514
Other	249	241
Total	Ps. 1,919	Ps. 1,793

24.4 Other non-current financial liabilities

	2025	2024
Derivative financial instruments (See Note 19)	Ps. 2,898	Ps. 2,100
Success fee to pay	466	432
Security deposits	208	196
Other (1)	1,182	1,103
Total	Ps. 4,754	Ps. 3,831

(1) The amount includes tax credit recovery payment to former shareholders. See Note 18.
24.5 Provisions
The Company has various loss contingencies and has recognized provisions for legal proceedings it believes an unfavorable resolution is probable and the amount can be reasonably estimated. The following table presents the nature and amount of the provisions as of December 31, 2025 and 2024:

	2025	2024
Taxes	Ps. 808	Ps. 940
Labor	989	1,180
Legal	663	668
Total (1)	Ps. 2,460	Ps. 2,788
(1) In Brazil, the Company is required to guarantee tax, legal and labor contingencies with guarantee deposits. See Note 12.

24.6 Changes in the balance of provisions
24.6.1 Taxes

	2025	2024	2023
Balance at beginning of the period	Ps. 940	Ps. 1,348	Ps. 1,823
Penalties and other charges (See Note 18)	40	69	228
New contingencies (See Note 18)	68	4	4
Cancellation and adjustments (1) (See Note 18)	(238)	(283)	(447)
Payments	(7)	(107)	(155)
Effect of foreign currency exchange rates	5	(91)	(105)
Balance at end of the period	Ps. 808	Ps. 940	Ps. 1,348

(1) Cancellation and adjustments in 2024 includes Ps.240 related to reduction of contingencies guaranteed by former shareholders.

24.6.2 Labor

	2025	2024	2023
Balance at beginning of the period	Ps. 1,180	Ps. 1,308	Ps. 1,385
Penalties and other charges (See Note 18)	92	71	64
New contingencies (See Note 18)	564	361	843
Cancellation and expiration (See Note 18)	(356)	(340)	(523)
Payments	(438)	(181)	(308)
Effects of foreign currency exchange rates	(53)	(39)	(153)
Balance at end of the period	Ps. 989	Ps. 1,180	Ps. 1,308
24.6.3 Legal

	2025	2024	2023
Balance at beginning of the period	Ps. 668	Ps. 614	Ps. 679
Penalties and other charges (See Note 18)	110	52	50
New contingencies (See Note 18)	47	36	117
Cancellation and expiration (See Note 18)	(90)	(35)	(109)
Payments	(39)	(5)	(68)
Effect of foreign currency exchange rates	(33)	6	(55)
Balance at end of the period	Ps. 663	Ps. 668	Ps. 614
While provision for these claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
24.7 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities and other parties. These proceedings have arisen in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were assessed by the Company as less than probable but more than remote, and the estimated amount including uncertain tax position as of December 31, 2025 of these lawsuits is Ps. 186,532, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.

The Company has tax disputes, most of which are related to its Brazilian and Mexican operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as possible. Management´s assessment is supported by the opinion of independent external tax advisors. The main possible tax contingencies of Brazilian and Mexican operations amount to approximately Ps. 121,720, including accessories and penalties. This refers to various tax disputes related primarily to: (i) Ps. 10,649 of credits for ICMS (“VAT”); (ii) Ps. 37,980 related to tax credits of “IPI” (Tax on Industrial Products by its Portuguese acronym) over raw materials acquired from Free Trade Zone Manaus; (iii) Claims of Ps. 31,571 related to compensation of federal taxes not approved by the Tax authorities; (iv) Ps. 13,306 relating to questions about the amortization of goodwill generated in acquisitions operations; (v) Ps. 2,569 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003; and (vi) Ps. 6,290 related to the exclusion of ICMS (“VAT”) from the PIS/COFINS taxable basis and (vii) Ps. 19,355 regarding disputes on tax deductions of ongoing business. The Company is defending its position in these matters and the disputes are currently in different stages of administrative and judicial proceedings, and a final decision is pending.
24.8 Collateralized contingencies
As is customary in Brazil, the Company has been required by the tax authorities to collateralize tax contingencies currently in litigation amounting to Ps. 20,054, Ps. 15,700 and Ps. 13,692 as of December 31, 2025, 2024 and 2023, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also as disclosed in Note 7.2 there is some restricted cash in Brazil that relates to short term deposits in order to fulfill the collateral requirements for accounts payable.
24.9 Commitments
The Company has signed commitments for the purchase of property, plant and equipment of Ps. 7,263 and Ps. 9,166 as December 31, 2025 and 2024, respectively.